ACQUISITION AND DISPOSITION OF MINERAL INTERESTS AND CORPORATE TRANSACTIONS - Assets and Liabilities Held For Sale (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 148.9	$ 97.4	$ 119.9
Other assets (Note 20)	119.4	149.9
Current assets	839.4	552.4
Property, plant and equipment	7,259.7	7,566.3
Other financial assets (Note 19)	26.1	36.1
Goodwill and intangibles (Note 22)	449.5	481.0
Total assets	8,763.3	8,801.7
Trade and other payables	345.4	340.0
Other financial liabilities (Note 24)	203.1	74.5
Other provisions and liabilities	56.7	55.8
Current liabilities	780.7	475.1
Decommissioning, restoration and similar liabilities (Note 27)	258.2	222.2
Other provisions and liabilities	296.6	362.3
Total liabilities relating to assets held for sale	83.7	$ 0.0
Disposal groups classified as held for sale
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	6.3
Current inventories	78.4
Other assets (Note 20)	15.7
Current assets	100.4
Property, plant and equipment	229.2
Other financial assets (Note 19)	0.8
Goodwill and intangibles (Note 22)	25.4
Total assets	355.8
Trade and other payables	45.4
Other financial liabilities (Note 24)	2.4
Other provisions and liabilities	7.9
Current liabilities	55.7
Decommissioning, restoration and similar liabilities (Note 27)	27.1
Other provisions and liabilities	0.9
Total liabilities relating to assets held for sale	83.7
Net assets held for sale	272.1
Canadian Malartic Corporation | Disposal groups classified as held for sale
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	0.0
Current inventories	0.0
Other assets (Note 20)	0.0
Current assets	0.0
Property, plant and equipment	98.4
Other financial assets (Note 19)	0.8
Goodwill and intangibles (Note 22)	24.0
Total assets	123.2
Trade and other payables	0.4
Other financial liabilities (Note 24)	0.0
Other provisions and liabilities	0.1
Current liabilities	0.5
Decommissioning, restoration and similar liabilities (Note 27)	0.6
Other provisions and liabilities	0.0
Total liabilities relating to assets held for sale	1.1
Net assets held for sale	122.1
Gualcamayo | Disposal groups classified as held for sale
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	6.3
Current inventories	78.4
Other assets (Note 20)	15.7
Current assets	100.4
Property, plant and equipment	130.8
Other financial assets (Note 19)	0.0
Goodwill and intangibles (Note 22)	1.4
Total assets	232.6
Trade and other payables	45.0
Other financial liabilities (Note 24)	2.4
Other provisions and liabilities	7.8
Current liabilities	55.2
Decommissioning, restoration and similar liabilities (Note 27)	26.5
Other provisions and liabilities	0.9
Total liabilities relating to assets held for sale	82.6
Net assets held for sale	$ 150.0